SHARE CAPITAL (Details Narrative)																																										1 Months Ended	2 Months Ended	3 Months Ended				5 Months Ended		12 Months Ended				24 Months Ended
	Jan. 20, 2022 USD ($) $ / shares shares	Dec. 13, 2021 $ / shares shares	Dec. 03, 2021 $ / shares shares	Nov. 26, 2021 USD ($) $ / shares shares	Nov. 04, 2021 $ / shares $ / shares shares	Nov. 03, 2021 USD ($) $ / shares shares	Oct. 18, 2021 USD ($)	Oct. 01, 2021 $ / shares shares	Aug. 30, 2021 $ / shares shares	Aug. 11, 2021 USD ($) $ / shares shares	Aug. 11, 2021 CAD ($) shares	Jul. 16, 2021 USD ($) shares	Jul. 16, 2021 CAD ($) $ / shares shares	Jul. 16, 2021 USD ($) shares	Jul. 16, 2021 CAD ($) $ / shares shares	Jun. 17, 2021 USD ($) shares	Jun. 17, 2021 CAD ($) $ / shares shares	Jun. 07, 2021 USD ($) shares	May 28, 2021 USD ($) shares	May 28, 2021 CAD ($) $ / shares shares	May 18, 2021 USD ($) shares	May 05, 2021 USD ($)	May 05, 2021 CAD ($) $ / shares	Apr. 27, 2021 USD ($) shares	Apr. 27, 2021 CAD ($) $ / shares shares	Mar. 24, 2021 USD ($) shares	Mar. 24, 2021 CAD ($) $ / shares shares	Jan. 29, 2021 USD ($) shares	Jan. 29, 2021 CAD ($) $ / shares shares	Jan. 15, 2021 USD ($) shares	Jan. 15, 2021 CAD ($) shares	Dec. 30, 2020 $ / shares shares	Nov. 20, 2020 USD ($) shares	Nov. 20, 2020 CAD ($) $ / shares shares	Sep. 10, 2020 CAD ($) $ / shares shares	May 26, 2020 USD ($) shares	May 26, 2020 CAD ($) shares	Feb. 19, 2020 $ / shares shares	Jan. 17, 2020 USD ($) shares	Jan. 17, 2020 CAD ($) shares	Aug. 08, 2018	Jun. 17, 2021 USD ($)	Jan. 31, 2022 CAD ($) $ / shares shares	Jan. 31, 2022 USD ($) $ / shares shares	Jan. 31, 2022 CAD ($) $ / shares shares	Jan. 31, 2021 USD ($) shares	Jan. 31, 2021 USD ($) $ / shares shares	Apr. 27, 2021 USD ($) shares	Apr. 27, 2021 CAD ($) $ / shares shares	Oct. 31, 2021 USD ($) $ / shares shares	Oct. 31, 2021 CAD ($) $ / shares shares	Oct. 31, 2020 USD ($) $ / shares shares	Oct. 31, 2020 USD ($) $ / shares $ / shares shares	Oct. 31, 2022 $ / shares shares	Jan. 31, 2022 $ / shares	Nov. 03, 2021 CAD ($) $ / shares shares	Oct. 31, 2021 CAD ($) $ / shares shares	Aug. 11, 2021 $ / shares	Jul. 15, 2021 USD ($)	Jul. 15, 2021 CAD ($) $ / shares	Jun. 11, 2021 shares	Jun. 07, 2021 CAD ($) $ / shares shares	Apr. 24, 2021 $ / shares	Mar. 11, 2021 CAD ($)	Feb. 08, 2021 shares	Jan. 31, 2021 $ / shares	Jan. 15, 2021 $ / shares	Jan. 13, 2021 $ / shares	Oct. 31, 2020 CAD ($) $ / shares shares	Jul. 27, 2020 USD ($)	Jul. 27, 2020 CAD ($) $ / shares	Jan. 17, 2020 CAD ($) $ / shares	Aug. 29, 2018 USD ($)	Aug. 28, 2018 USD ($)	Nov. 01, 2016 $ / shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common voting shares																																												1,000,000,000						1,000,000,000		1,000,000,000	1,000,000,000				1,000,000,000												1,000,000,000
Common stock, par value | (per share)																																												$ 0.001						$ 0.001		$ 0.001	$ 0.001			$ 0.65												$ 0.30
Warrants expire date																																																		Feb. 19, 2020							Feb. 19, 2020
Common stock warrants exercised																																						35,472,661
Exercise of warrants price per share | $ / shares																																						$ 0.08																			$ 0.05
Common stock warrants exercised																																																		4,864,000							4,864,000
Number of shares issued
Common shares price per share | $ / shares																																																								$ 0.65																			$ 0.05
Common stock shares subscriptions | $																																												$ 46,741						$ 209,827		$ 596,872	$ 596,872
Common stock shares issued																																				500,000	500,000
Proceeds from stock options erercised																																				$ 26,401	$ 37,000
Conversion of equity reserves to share capital amount | $																																				$ 19,775
Common stock shares issued						9,163,425												1,538,461			1,360,959																							421,871,770						392,943,398		323,419,527	323,419,527			9,163,425	392,943,398					1,538,461							323,419,527
Convertiable common shares																					263,973
Conversion of stock value | $							$ 26,286
Fair value of assets						$ 4,796,832												$ 305,832																																						$ 5,956,226						$ 369,231		$ 5,956,226
Proceeds from stock warrants erercised																																																		$ 887,520	$ 1,120,130
Common stock warrants expired unexercised																																																		525,173							525,173
Number of stock options granted																																												250,000	250,000	15,650,000				38,800,000	38,800,000	6,600,000
Issued and outstanding common shares value | $																																												$ 36,637,228						$ 29,842,167		$ 21,322,022	$ 21,322,022
Shares available for grant																																												7,642,368						5,892,368							5,892,368
Stock-based compensation | $																																												$ 131,575		$ 1,048,990				$ 11,051,124		$ 666,259
Weighted average grant date fair value | $ / shares																																																			$ 0.22
Total outstanding, beginning balance					61,260,000	61,260,000																																						61,260,000	61,260,000	28,420,000				28,420,000	28,420,000	29,630,000		28,420,000
Stock issued during period shares stock options exercised																																																		(2,630,000)	(2,630,000)	(500,000)
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period																																												(2,000,000)	(2,000,000)	(800,000)				(3,330,000)	(3,330,000)	(7,310,000)
Total outstanding, ending balance																																											59,510,000	59,510,000	59,510,000	43,270,000				61,260,000	61,260,000	28,420,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number																																												59,285,000		42,432,500	42,432,500			60,797,500		27,420,000	27,420,000				60,797,500												27,420,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term																																												3 years 3 months 7 days	3 years 3 months 7 days	3 years 2 months 23 days				3 years 5 months 15 days	3 years 5 months 15 days	3 years 2 months 4 days
Weighted average exercise price, beginning balance | $ / shares					$ 0.33	$ 0.33																																							$ 0.33		$ 0.09				$ 0.09		$ 0.07	$ 0.09
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares																																													0.58		0.13				0.46		0.13
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price | $ / shares																																																			0.07		0.07
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Expirations in Period, Weighted Average Exercise Price | $ / shares																																													0.07		0.13				0.09		0.07
Weighted average exercise price, ending balance | $ / shares																																											$ 0.34		0.34		0.10				0.33		0.09
Weighted average exercise price, vested | $ / shares																																											$ 0.33		$ 0.33		$ 0.10				$ 0.32		$ 0.09
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value | $																																												$ 4,886,548		$ 743,918	$ 743,918			$ 19,994,025		$ 801,922	$ 801,922
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value | $																																												$ 493,542		$ 801,892	$ 801,892			$ 19,908,026		$ 866,441	$ 866,441
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term																																												3 years 3 months 3 days	3 years 3 months 3 days	3 years 2 months 26 days				3 years 5 months 15 days	3 years 5 months 15 days	3 years 2 months 4 days
Intrinsic value of options exercised | $																																																		$ 962,936		$ 28,533
Antidilutive securities excluded from computation of earnings per share amount																																												105,616,670	105,616,670					120,808,982	120,808,982	38,529,642
Proceeds from Issuance of Common Stock | $																																												$ 2,804,182		$ 1,256,934				$ 7,328,389		$ 2,715,129
Class A Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise of warrants price per share | $ / shares	$ 0.13	$ 0.13			$ 0.13
Shares purchase of warrants		500,000			500,000
Class B Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise of warrants price per share | $ / shares	$ 0.19	$ 0.19			$ 0.19
Shares issuance costs | $	$ 1,361
Shares purchase of warrants	500,000	500,000			500,000
Equipment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued																		1,538,461
Common shares price per share | $ / shares																																																														$ 0.24
Fair value of assets																		$ 305,832																																												$ 369,231
July 2021 Convertible Debenture [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise of warrants price per share | $ / shares																																																												$ 0.20
Debt instrument, face amount																																																		$ 79,542							$ 100,000		$ 79,542	$ 100,000
July 2020 Convertible Debenture [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued																					1,360,959
Common shares price per share | $ / shares																																																																							$ 0.15
Common stock shares issued																					1,360,959
Convertiable common shares																					263,973
Conversion of stock value | $																					$ 26,286
Issued and outstanding common shares value | $																					$ 26,286
Debt instrument, face amount																																																																						$ 112,124	$ 150,000
June 2021 Convertible Debentures [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Conversion of Units	1,000,000	1,000,000			1,000,000
Option One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock options granted
Weighted average grant date fair value | $ / shares																																													$ 0.07
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date																																												Mar. 27, 2022	Mar. 27, 2022	Feb. 11, 2021				Feb. 11, 2021	Feb. 11, 2021	May 31, 2020
Share Price | $ / shares																																																							$ 0.05											$ 0.05
Total outstanding, beginning balance					1,500,000	1,500,000																																						1,500,000	1,500,000	800,000				800,000	800,000			800,000
Stock issued during period shares stock options exercised
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period																																												(250,000)	(250,000)
Total outstanding, ending balance																																											1,250,000	1,250,000	1,250,000	800,000				1,500,000	1,500,000	800,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number																																												1,250,000		800,000	800,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term																																												1 month 24 days	1 month 24 days	10 days
Option Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock options granted
Weighted average grant date fair value | $ / shares																																													$ 0.56
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date																																												Dec. 30, 2022	Dec. 30, 2022	Aug. 16, 2021				Aug. 16, 2021	Aug. 16, 2021	Jun. 03, 2020
Share Price | $ / shares																																																							0.13											0.05
Total outstanding, beginning balance					6,000,000	6,000,000																																						6,000,000	6,000,000	600,000				600,000	600,000			600,000
Stock issued during period shares stock options exercised
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period
Total outstanding, ending balance																																											6,000,000	6,000,000	6,000,000	600,000				6,000,000	6,000,000	600,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number																																												6,000,000		600,000	600,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term																																												10 months 28 days	10 months 28 days	6 months 14 days
Option Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock options granted
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date																																												Aug. 12, 2023	Aug. 12, 2023	Mar. 27, 2022				Mar. 27, 2022	Mar. 27, 2022	Feb. 11, 2021
Share Price | $ / shares																																																							0.05											0.05
Total outstanding, beginning balance					2,290,000	2,290,000																																						2,290,000	2,290,000	1,750,000				1,750,000	1,750,000			1,750,000
Stock issued during period shares stock options exercised
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period																																												(750,000)	(750,000)
Total outstanding, ending balance																																											1,540,000	1,540,000	1,540,000	1,750,000				2,290,000	2,290,000	1,750,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number																																												1,540,000		1,750,000	1,750,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term																																												1 year 6 months 10 days	1 year 6 months 10 days	1 year 1 month 24 days
Option Four [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock options granted
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date																																												Dec. 03, 2023	Dec. 03, 2023	Aug. 26, 2022				Aug. 26, 2022	Aug. 26, 2022	Aug. 16, 2021
Share Price | $ / shares																																																							0.05											0.13
Total outstanding, beginning balance					6,450,000	6,450,000																																						6,450,000	6,450,000	500,000				500,000	500,000			500,000
Stock issued during period shares stock options exercised
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period																																												(500,000)	(500,000)	(500,000)
Total outstanding, ending balance																																											5,950,000	5,950,000	5,950,000					6,450,000	6,450,000	500,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number																																												5,950,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term																																												1 year 10 months 2 days	1 year 10 months 2 days
Option Five [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock options granted																																														6,150,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date																																												May 22, 2024	May 22, 2024	Dec. 30, 2022				Dec. 30, 2022	Dec. 30, 2022	Mar. 27, 2022
Share Price | $ / shares																																																							0.12											0.13
Total outstanding, beginning balance					7,900,000	7,900,000																																						7,900,000	7,900,000
Stock issued during period shares stock options exercised
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period																																												(500,000)	(500,000)
Total outstanding, ending balance																																											7,400,000	7,400,000	7,400,000	6,150,000				7,900,000	7,900,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number																																												7,400,000		5,500,000	5,500,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term																																												2 years 3 months 21 days	2 years 3 months 21 days	1 year 10 months 28 days
Option Six [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock options granted
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date																																												Nov. 03, 2024	Nov. 03, 2024	Apr. 19, 2023				Apr. 19, 2023	Apr. 19, 2023	Aug. 26, 2022
Share Price | $ / shares																																																							0.15											0.05
Total outstanding, beginning balance					700,000	700,000																																						700,000	700,000	800,000				800,000	800,000			800,000
Stock issued during period shares stock options exercised
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period
Total outstanding, ending balance																																											700,000	700,000	700,000	800,000				700,000	700,000	800,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number																																												700,000		800,000	800,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term																																												2 years 9 months 3 days	2 years 9 months 3 days	2 years 2 months 15 days
Option Seven [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock options granted
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date																																												Nov. 24, 2024	Nov. 24, 2024	Aug. 12, 2023				Aug. 12, 2023	Aug. 12, 2023	Apr. 19, 2023
Share Price | $ / shares																																																							0.16											0.05
Total outstanding, beginning balance					320,000	320,000																																						320,000	320,000	3,120,000				3,120,000	3,120,000			3,120,000
Stock issued during period shares stock options exercised
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period
Total outstanding, ending balance																																											320,000	320,000	320,000	3,120,000				320,000	320,000	3,120,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number																																												320,000		3,120,000	3,120,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term																																												2 years 9 months 25 days	2 years 9 months 25 days	2 years 6 months 10 days
Option Eight [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock options granted
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date																																												Mar. 26, 2025	Mar. 26, 2025	Dec. 03, 2023				Dec. 03, 2023	Dec. 03, 2023	Aug. 12, 2023
Share Price | $ / shares																																																							0.11											0.05
Total outstanding, beginning balance					100,000	100,000																																						100,000	100,000	7,000,000				7,000,000	7,000,000			7,000,000
Stock issued during period shares stock options exercised
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period
Total outstanding, ending balance																																											100,000	100,000	100,000	7,000,000				100,000	100,000	7,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number																																												100,000		7,000,000	7,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term																																												3 years 1 month 24 days	3 years 1 month 24 days	2 years 10 months 2 days
Option Nine [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock options granted
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date																																												Apr. 23, 2025	Apr. 23, 2025	May 22, 2024				May 22, 2024	May 22, 2024	Dec. 03, 2023
Share Price | $ / shares																																																							0.12											0.12
Total outstanding, beginning balance					3,350,000	3,350,000																																						3,350,000	3,350,000	7,950,000				7,950,000	7,950,000			7,950,000
Stock issued during period shares stock options exercised
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period
Total outstanding, ending balance																																											3,350,000	3,350,000	3,350,000	7,950,000				3,350,000	3,350,000	7,950,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number																																												3,350,000		7,950,000	7,950,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term																																												3 years 2 months 23 days	3 years 2 months 23 days	3 years 3 months 21 days
Option Ten [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock options granted
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date																																												Dec. 30, 2025	Dec. 30, 2025	Nov. 03, 2024				Nov. 03, 2024	Nov. 03, 2024	May 22, 2024
Share Price | $ / shares																																																							0.13											0.15
Total outstanding, beginning balance					9,500,000	9,500,000																																						9,500,000	9,500,000	700,000				700,000	700,000			700,000
Stock issued during period shares stock options exercised
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period
Total outstanding, ending balance																																											9,500,000	9,500,000	9,500,000	700,000				9,500,000	9,500,000	700,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number																																												9,500,000		700,000	700,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term																																												3 years 11 months 1 day	3 years 11 months 1 day	3 years 9 months 3 days
Option Eleven [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock options granted
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date																																												Aug. 30, 2026	Aug. 30, 2026	Nov. 24, 2024				Nov. 24, 2024	Nov. 24, 2024	Nov. 03, 2024
Share Price | $ / shares																																																							0.70											0.16
Total outstanding, beginning balance					21,700,000	21,700,000																																						21,700,000	21,700,000	900,000				900,000	900,000			900,000
Stock issued during period shares stock options exercised
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period
Total outstanding, ending balance																																											21,700,000	21,700,000	21,700,000	900,000				21,700,000	21,700,000	900,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number																																												21,475,000		900,000	900,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term																																												4 years 6 months 29 days	4 years 6 months 29 days	3 years 9 months 25 days
Option Twelve [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock options granted
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date																																												Oct. 01, 2026	Oct. 01, 2026	Mar. 26, 2025				Mar. 26, 2025	Mar. 26, 2025	Nov. 24, 2024
Share Price | $ / shares																																																							0.50											0.11
Total outstanding, beginning balance					1,450,000	1,450,000																																						1,450,000	1,450,000	300,000				300,000	300,000			300,000
Stock issued during period shares stock options exercised
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period
Total outstanding, ending balance																																											1,450,000	1,450,000	1,450,000	300,000				1,450,000	1,450,000	300,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number																																												1,450,000		300,000	300,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term																																												4 years 8 months 1 day	4 years 8 months 1 day	4 years 1 month 24 days
Option Thirteen [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock options granted																																												250,000	250,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date																																												Dec. 03, 2026	Dec. 03, 2026	Apr. 23, 2025				Apr. 23, 2025	Apr. 23, 2025	Mar. 26, 2025
Share Price | $ / shares																																																							0.58											0.12
Total outstanding, beginning balance																																														4,000,000				4,000,000	4,000,000			4,000,000
Stock issued during period shares stock options exercised
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period																																														(300,000)
Total outstanding, ending balance																																											250,000	250,000	250,000	3,700,000						4,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number																																												250,000		3,512,500	3,512,500
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term																																												4 years 10 months 2 days	4 years 10 months 2 days	4 years 2 months 23 days
Option Fourteen [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock options granted																																														9,500,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date																																														Dec. 30, 2025				Dec. 30, 2025	Dec. 30, 2025	Apr. 23, 2025
Share Price | $ / shares																																																																		$ 0.13
Total outstanding, beginning balance
Stock issued during period shares stock options exercised
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period
Total outstanding, ending balance																																														9,500,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number																																														9,500,000	9,500,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term																																														4 years 11 months 1 day
Equity Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted average grant date fair value | $ / shares																																																			$ 0.36		$ 0.14
May 31, 2020 [Member] | Option One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock options granted
Share Price | $ / shares																																																																					$ 0.08
Total outstanding, beginning balance																																																				400,000
Stock issued during period shares stock options exercised																																																		(400,000)	(400,000)
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period
Total outstanding, ending balance
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number
June Three Two Thousand Twenty [Member] | Option Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock options granted
Share Price | $ / shares																																																																					$ 0.05
Total outstanding, beginning balance																																																				550,000
Stock issued during period shares stock options exercised
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period																																																				(550,000)
Total outstanding, ending balance
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number
February 11, 2021 [Member] | Option Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock options granted
Share Price | $ / shares																																																																					$ 0.05
Total outstanding, beginning balance																																														800,000				800,000	800,000	1,300,000		800,000
Stock issued during period shares stock options exercised
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period																																																				(500,000)
Total outstanding, ending balance																																																				800,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number																																																				800,000	800,000																800,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term																																																				6 months 10 days
August 16, 2021 [Member] | Option Four [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock options granted
Share Price | $ / shares																																																																					$ 0.05
Total outstanding, beginning balance																																														600,000				600,000	600,000	1,200,000		600,000
Stock issued during period shares stock options exercised
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period																																																				(600,000)
Total outstanding, ending balance																																																				600,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number																																																				600,000	600,000																600,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term																																																				1 year 14 days
March 27, 2022 [Member] | Option Five [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock options granted
Share Price | $ / shares																																																																					$ 0.05
Total outstanding, beginning balance																																														1,750,000				1,750,000	1,750,000	2,000,000		1,750,000
Stock issued during period shares stock options exercised
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period																																																				(250,000)
Total outstanding, ending balance																																																				1,750,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number																																																				1,750,000	1,750,000																1,750,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term																																																				1 year 7 months 24 days
August 26, 2022 [Member] | Option Six [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock options granted																																																				500,000
Share Price | $ / shares																																																																					$ 0.13
Total outstanding, beginning balance																																														500,000				500,000	500,000			500,000
Stock issued during period shares stock options exercised
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period
Total outstanding, ending balance																																																				500,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number
April 19, 2023 [Member] | Option Seven [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock options granted
Share Price | $ / shares																																																																					$ 0.05
Total outstanding, beginning balance																																														800,000				800,000	800,000	800,000		800,000
Stock issued during period shares stock options exercised
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period
Total outstanding, ending balance																																																				800,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number																																																				800,000	800,000																800,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term																																																				2 years 8 months 19 days
August 12, 2023 [Member] | Option Eight [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock options granted
Share Price | $ / shares																																																																					$ 0.05
Total outstanding, beginning balance																																														3,120,000				3,120,000	3,120,000	3,780,000		3,120,000
Stock issued during period shares stock options exercised																																																		(100,000)	(100,000)
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period																																																				(560,000)
Total outstanding, ending balance																																																				3,120,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number																																																				3,120,000	3,120,000																3,120,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term																																																				3 years 10 days
December 3, 2023 [Member] | Option Nine [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock options granted
Share Price | $ / shares																																																																					$ 0.05
Total outstanding, beginning balance																																														7,000,000				7,000,000	7,000,000	9,600,000		7,000,000
Stock issued during period shares stock options exercised
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period																																																				(2,600,000)
Total outstanding, ending balance																																																				7,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number																																																				7,000,000	7,000,000																7,000,000
December 3, 2023 [Member] | Option Ten [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term																																																				3 years 4 months 6 days
May 22, 2024 [Member] | Option Ten [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock options granted
Share Price | $ / shares																																																																					$ 0.12
Total outstanding, beginning balance																																														7,950,000				7,950,000	7,950,000	10,000,000		7,950,000
Stock issued during period shares stock options exercised
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period																																																				(2,050,000)
Total outstanding, ending balance																																																				7,950,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number																																																				7,950,000	7,950,000																7,950,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term																																																				3 years 9 months 21 days
November 3, 2024 [Member] | Option Eleven [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock options granted																																																				700,000
Share Price | $ / shares																																																																					$ 0.15
Total outstanding, beginning balance																																														700,000				700,000	700,000			700,000
Stock issued during period shares stock options exercised
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period
Total outstanding, ending balance																																																				700,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number																																																				700,000	700,000																700,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term																																																				4 years 3 months 7 days
November 24, 2024 [Member] | Option Twelve [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock options granted																																																				900,000
Share Price | $ / shares																																																																					$ 0.16
Total outstanding, beginning balance																																														900,000				900,000	900,000			900,000
Stock issued during period shares stock options exercised
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period
Total outstanding, ending balance																																																				900,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number																																																				775,000	775,000																775,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term																																																				4 years 3 months 25 days
March 26, 2025 [Member] | Option Thirteen [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock options granted																																																				300,000
Share Price | $ / shares																																																																					$ 0.11
Total outstanding, beginning balance																																														300,000				300,000	300,000			300,000
Stock issued during period shares stock options exercised
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period
Total outstanding, ending balance																																																				300,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number																																																				300,000	300,000																300,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term																																																				4 years 7 months 28 days
April 23, 2025 [Member] | Option Fourteen [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock options granted																																																				4,200,000
Share Price | $ / shares																																																																					$ 0.12
Total outstanding, beginning balance																																														4,000,000				4,000,000	4,000,000			4,000,000
Stock issued during period shares stock options exercised
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period																																																				(200,000)
Total outstanding, ending balance																																																				4,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number																																																				3,625,000	3,625,000																3,625,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term																																																				4 years 8 months 23 days
2017 Stock Option Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock options granted																																15,650,000																				6,600,000
Stock option granted terms																																									Stock options granted are subject to a maximum term of 5 years. All options granted shall vest immediately, except for those options granted to persons performing investor relations activities for the Company.			Stock options granted are subject to a maximum term of 5 years. All options granted shall vest immediately, except for those options granted to persons performing investor relations activities for the Company	Stock options granted are subject to a maximum term of 5 years. All options granted shall vest immediately, except for those options granted to persons performing investor relations activities for the Company
Options exercisable price | $ / shares																																$ 0.13
2017 Stock Option Plan [Member] | Exercisable at Five Years [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock options exercisable																																9,500,000
2017 Stock Option Plan [Member] | Exercisable at Two Years [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock options exercisable																																6,150,000
2021 Equity Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock options granted			250,000					1,450,000	21,700,000
Number of shares authorized to issued																																												3,730,000																	27,312,368
Number of stock options forfeited																																																		1,730,000	1,730,000
Options exercisable price | $ / shares			$ 0.58					$ 0.50	$ 0.70
Options exercisable period			5 years					5 years	5 years
Shares available for grant																																												31,042,368						29,042,368							29,042,368
Equity Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceeds from stock options erercised																																																		$ 140,734	$ 175,800
Conversion of equity reserves to share capital amount | $																																																		$ 121,932
Number of stock options granted																																																		2,630,000	2,630,000
Weighted average grant date fair value | $ / shares																																													$ 0.50						$ 0.09
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares purchase of warrants																																																																	33,000,000
Maximum [Member] | 2017 Stock Option Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Percentage of authorized grant stock options																																									20.00%
Options exercisable price | $ / shares																																																																					$ 0.16
Options exercisable period																																																				5 years
Maximum [Member] | Director and Officers [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Percentage of ownership of common stock																																																																										5.00%
Issued and outstanding common shares value | $																																																																									$ 5,000,000	$ 5,000,000
Maximum [Member] | Equity Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise of options price per share | $ / shares																																																						$ 0.16
Options exercisable price | $ / shares																																																									$ 0.16
Minimum [Member] | 2017 Stock Option Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Options exercisable price | $ / shares																																																																					$ 0.11
Options exercisable period																																																				2 years
Minimum [Member] | Equity Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise of options price per share | $ / shares																																																			$ 0.05
Options exercisable price | $ / shares																																																									0.05
Non Brokered Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued										3,827,601	3,827,601	4,350,000	4,350,000	4,350,000	4,350,000	23,076,926	23,076,926																						3,643,792	3,643,792								25,724,955	25,724,955	25,724,955	25,724,955
Common shares price per share | (per share)										$ 0.44			$ 0.20		$ 0.20								$ 0.13		$ 0.13										$ 0.13														$ 0.13								0.13	$ 0.55														$ 0.15
Proceeds from issuance of private placement										$ 1,683,336	$ 2,105,180	$ 690,860	$ 870,000	$ 690,860	$ 870,000		$ 3,000,000																						$ 416,719	$ 546,569		$ 2,442,531						$ 2,621,314	$ 3,344,244	$ 2,621,314	$ 3,344,244
Common stock shares subscriptions																																							$ 39,722													$ 596,872	$ 596,872																$ 747,392			$ 52,922
Issuance of shares, description										Each unit consists of one common share and one common share purchase warrant entitling the holder thereof to acquire a further common share at a price of CA$0.65 (US$0.52) for a period of eighteen months from the date of closing.	Each unit consists of one common share and one common share purchase warrant entitling the holder thereof to acquire a further common share at a price of CA$0.65 (US$0.52) for a period of eighteen months from the date of closing.	Each unit consists of one common share and one common share purchase warrant entitling the holder thereof to acquire a further common share at a price of CA$0.30 for a period of one year from the date of closing	Each unit consists of one common share and one common share purchase warrant entitling the holder thereof to acquire a further common share at a price of CA$0.30 for a period of one year from the date of closing	Each unit consists of one common share and one common share purchase warrant entitling the holder thereof to acquire a further common share at a price of CA$0.30 for a period of one year from the date of closing.	Each unit consists of one common share and one common share purchase warrant entitling the holder thereof to acquire a further common share at a price of CA$0.30 for a period of one year from the date of closing.	Each unit issued consists of one common share and one common share purchase warrant entitling the holder thereof to acquire a further common share at a price of CA$0.19 for a period of one year from the date of closing of the respective financing tranche.	Each unit issued consists of one common share and one common share purchase warrant entitling the holder thereof to acquire a further common share at a price of CA$0.19 for a period of one year from the date of closing of the respective financing tranche.																		Each unit is comprised of one common share and one common share purchase warrant exercisable at CA$0.19 per common share for a period of one year.				Each unit consists of one common share and one common share purchase warrant exercisable at a price of CA$0.21 per common share for a period of one year. The expiration date of these common share purchase warrants was subsequently extended to August 31, 2021. These common share purchase warrants were subject to an expiry acceleration provision, upon thirty days’ written notice, should the price of the Company’s common shares exceed CA$0.30 for at least ten consecutive trading days.	Each unit consists of one common share and one common share purchase warrant exercisable at a price of CA$0.21 per common share for a period of one year. The expiration date of these common share purchase warrants was subsequently extended to August 31, 2021. These common share purchase warrants were subject to an expiry acceleration provision, upon thirty days’ written notice, should the price of the Company’s common shares exceed CA$0.30 for at least ten consecutive trading days.				Each unit consists of one common share and one common share purchase warrant entitling the holder thereof to acquire a further common share at a price of CA$0.65 (US$0.52) for a period of eighteen months from the date of closing	Each unit consists of one common share and one common share purchase warrant entitling the holder thereof to acquire a further common share at a price of CA$0.65 (US$0.52) for a period of eighteen months from the date of closing			Each unit issued consists of one common share and one common share purchase warrant entitling the holder to acquire a further common share at a price of CA$0.19 for a period of one year from the closing date of the respective financing tranche.	Each unit issued consists of one common share and one common share purchase warrant entitling the holder to acquire a further common share at a price of CA$0.19 for a period of one year from the closing date of the respective financing tranche.	Each unit issued consists of one common share and one common share purchase warrant entitling the holder to acquire a further common share at a price of CA$0.19 for a period of one year from the closing date of the respective financing tranche	Each unit issued consists of one common share and one common share purchase warrant entitling the holder to acquire a further common share at a price of CA$0.19 for a period of one year from the closing date of the respective financing tranche
Finders fees paid | $																																							$ 41,275
Shares issuance costs | $										$ 124,923		$ 48,319		$ 48,319		$ 154,336								$ 195,614																										$ 195,614
Shares issuance costs | $										$ 116,479
Non Brokered Private Placement [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued																			5,223,420	5,223,420													5,599,171	5,599,171
Common shares price per share | $ / shares																				$ 0.13														$ 0.13
Proceeds from issuance of private placement																			$ 561,844	$ 679,044													$ 556,876	$ 727,892
Non Brokered Private Placement [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued																														7,337,914	7,337,914
Common shares price per share | $ / shares																																																																			$ 0.13
Proceeds from issuance of private placement																														$ 749,435	$ 953,930
Common stock shares subscriptions | $																														$ 39,996
Non Brokered Private Placement [Member] | Share-Based Payment Arrangement, Tranche Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued																												5,382,303	5,382,303
Common shares price per share | $ / shares																													$ 0.13
Proceeds from issuance of private placement																												$ 547,496	$ 699,699
Non Brokered Private Placement [Member] | Share Based Compensation Award Tranche Four [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued																										6,554,172	6,554,172
Common shares price per share | $ / shares																											$ 0.13
Proceeds from issuance of private placement																										$ 678,270	$ 852,042
Non Brokered Private Placement [Member] | Share Based Compensation Award Tranche Five and Final [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued																								851,395	851,395
Common shares price per share | $ / shares																	$ 0.13																																														$ 0.13
Proceeds from issuance of private placement																								$ 89,237	$ 110,681
Non Brokered Private Placement [Member] | Share Based Compensation Award Tranche Two And Final [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued																17,853,506	17,853,506
Common shares price per share | $ / shares																	$ 0.13
Proceeds from issuance of private placement																$ 1,880,687	$ 2,320,956
Non Brokered Private Placement [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued																																			53,846,154
Proceeds from issuance of private placement																						$ 3,000,000	$ 3,000,000												$ 7,000,000
Non Brokered Private Placement One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued																																																		23,076,926	23,076,926
Common shares price per share | $ / shares																																																									$ 0.13
Proceeds from issuance of private placement																																																		$ 2,442,531	$ 3,000,000
Issuance of shares, description																																																		Each unit issued consists of one common share and one common share purchase warrant entitling the holder thereof to acquire a further common share at a price of CA$0.19 for a period of one year from the date of closing of the respective financing tranche	Each unit issued consists of one common share and one common share purchase warrant entitling the holder thereof to acquire a further common share at a price of CA$0.19 for a period of one year from the date of closing of the respective financing tranche
Shares issuance costs | $																																																		$ 154,336
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock warrants expired unexercised																																						24,794,484
Conversion of equity reserves to share capital amount | $																																																		$ 4,291
Common stock shares issued																																																		7,014,969							7,014,969
Common stock warrants expired unexercised																																																		525,173							525,173
Proceeds from stock warrants erercised																																																		$ 887,520	$ 1,120,130
Warrants unexercised																																												2,428,363
Warrant [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise of warrants price per share | $ / shares																																																									$ 0.21
Warrant [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise of warrants price per share | $ / shares																																																									$ 0.05
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued																																												1,375,499	1,375,499	18,319,388				56,979,482	56,979,482	3,643,791
Common shares price per share | $ / shares																																																								$ 0.65						$ 0.24
Common stock shares issued																																																		2,630,000	2,630,000	500,000
Stock Issued During Period, Shares, Conversion of Convertible Securities	1,000,000	1,000,000			1,000,000																																							3,000,000	3,000,000					1,360,959	1,360,959
Proceeds from Issuance of Common Stock																																											$ 2,899,295	$ 2,293,946
Warrants unexercised																																												15,389,448
Common Stock [Member] | Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued				1,375,499
Common shares price per share | $ / shares				$ 0.55
Proceeds from issuance of private placement | $				$ 756,524
Shares issuance costs | $				$ 26,656
Share Price | $ / shares				$ 0.75
Common Stock One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common shares price per share | $ / shares																																																							0.19
Shares purchase of warrants																																												15,159,448
Proceeds from Issuance of Common Stock																																												$ 2,279,136	$ 2,880,295
Common Stock Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common shares price per share | $ / shares																																																							0.05
Shares purchase of warrants																																												200,000
Proceeds from Issuance of Common Stock																																												$ 7,830	10,000
Common Stock Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common shares price per share | $ / shares																																																							$ 0.30
Shares purchase of warrants																																												30,000
Proceeds from Issuance of Common Stock																																												$ 6,981	$ 9,000